Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash	$ 15,956	$ 8,859
Accounts receivable and other receivables	95,270	98,808
Unbilled revenues	14,803	14,937
Tax credits receivable	10,996	9,942
Prepaids	8,680	7,069
Total current assets	145,705	139,615
Non-current assets
Tax credits receivable	9,979	10,938
Other assets	1,327	2,267
Property and equipment	3,960	4,590
Right-of-use assets	4,277	5,606
Intangibles	74,450	81,273
Deferred tax assets	4,875	5,715
Goodwill	181,407	166,493
Total assets	425,980	416,497
Current liabilities
Accounts payable and accrued liabilities	80,899	74,917
Deferred revenues	25,024	25,293
Current portion of lease liabilities	3,546	4,136
Current portion of long-term debt	8,059	12,687
Total current liabilities	117,528	117,033
Non-current liabilities
Contingent consideration	5,359	4,082
Long-term debt	101,860	104,695
Lease liabilities	5,449	7,384
Deferred tax liabilities	11,228	8,099
Total liabilities	241,424	241,293
Shareholders' equity
Share capital	316,685	312,409
Deficit	(155,075)	(157,370)
Accumulated other comprehensive income	7,998	4,606
Contributed surplus	14,948	15,559
Shareholders' equity	184,556	175,204
Equity and liabilities	$ 425,980	$ 416,497